Related party transactions (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from Related Parties	¥ 181,495	¥ 205,031
Due to Related Parties	106,563	98,241
Chetuan [Member]
Due from Related Parties	105,919	153,214
Due to Related Parties	57,469	0
Anxinbao [Member]
Due from Related Parties	231	9,593
Wuhan Kuantu [Member]
Due from Related Parties	0	5,281
Eclicks [Member]
Due to Related Parties	38,840	81,440
Other Related Party [Member]
Due from Related Parties	130	15,031
Due to Related Parties	8,072	13,631
NIO INC [Member]
Due from Related Parties	21,109	8,816
Jingzhengu [Member]
Due from Related Parties	54,106	13,096
Due to Related Parties	¥ 2,182	¥ 3,170